--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================






Dear Shareholder:



We are pleased to present the annual report of Michigan Daily Tax Free Income Fund, Inc. for the year ended February 29, 2000.

The Fund had net assets of $24,474,117 and 215 active shareholders as of February 29, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff




Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                       Maturity              Value                  Standard
   Amount                                                                        Date     Yield    (Note 1)        Moody's  & Poor's
   ------                                                                        ----     -----     ------         -------   -------
Other Tax Exempt Investments (9.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Detroit City School District, MI                                 06/01/00   3.15%   $ 1,001,947               SP-1+
  1,000,000   Michigan Municipal Bond Authority
              (Local Loans for Qualified Schools) (c)                          05/15/00   3.08      1,006,095
    100,000   Pittsfield Township, MI(c)
              Insured by MBIA Insurance Corp.                                  04/01/00   3.62        100,225
    125,000   Portage Michigan Building Authority (c)
              Insured by FSA                                                   09/01/00   3.86        125,181
-----------                                                                                       -----------
  2,225,000   Total Other Tax Exempt Investments                                                    2,233,448
-----------                                                                                       -----------
Other Variable Rate Demand Instruments (b) (55.63%)
------------------------------------------------------------------------------------------------------------------------------------
$   890,000   Birmingham, MI EDC IDRB Limited Obligation RB
              (Brown Street Association Project) - Series 1983 (c)
              LOC Michigan National Bank                                       12/01/18   4.22%   $   890,000
    600,000   Commonwealth of Puerto Rico                                      07/30/00   3.50        600,000      VMIG-1
  1,000,000   Delta County, MI EDC
              (Mead Escanaba Paper Company) - Series C
              LOC Bank of Nova Scotia                                          12/01/23   3.80      1,000,000        P1
  1,200,000   Delta County, MI EDC (Mead Escanaba Paper Company)
              LOC Credit Suisse First Boston                                   12/01/23   3.80      1,200,000        P1
    400,000   Delta County, MI EDC (Mead Escanaba Paper Company)
              LOC Union Bank of Switzerland                                    12/01/23   3.70        400,000               A1+
    200,000   Michigan State HDA - Series 1997
              LOC Landesbank Hessen                                            04/01/19   3.90        200,000      VMIG-1   A1+
    725,000   Michigan State HEFA, Concordia College (Harbor Project) (c)
              LOC Allied Irish Bank                                            09/01/14   3.90        725,000
  1,400,000   Michigan State HFA RB (Mt. Clemens General Hospital)
              LOC Comerica Bank - Detroit                                      08/15/15   3.90      1,400,000      VMIG-1
  1,000,000   Michigan State Hospital Equipment Loan Program
              LOC National City Bank                                           12/01/23   3.91      1,000,000      VMIG-1
    200,000   Michigan State Strategic Fund (Detroit Edison Co.)
              Insured by MBIA Insurance Corp.                                  09/01/25   3.98        200,000               A1+
  1,000,000   Michigan State Strategic Fund (Detroit Edison Co.) - Series CC
              LOC Barclays Bank PLC                                            09/01/30   3.85      1,000,000        P1     A1+
    900,000   Michigan State Strategic Fund Limited Obligation RB
              (Pioneer Metal Finishing Inc. Project) - Series 1996
              LOC National City Bank                                           11/01/08   4.05        900,000               A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity             Value                 Standard
   Amount                                                                         Date     Yield    (Note 1)       Moody's  & Poor's
   ------                                                                         ----     -----     ------        -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   400,000   Michigan State Strategic Fund RB
              (National Rubber Michigan Inc. Project)
              LOC National Bank of Canada                                        09/01/11   3.90%   $    400,000     P1       A1
    400,000   Michigan State Strategic Fund RB (Pilot Industry Inc. Project) (c)
              LOC National Bank of Detroit                                       06/01/01   4.15         400,000
    700,000   Midland County, MI Ltd Obligation RB
              (Dow Chemical Project) - Series B                                  12/01/15   3.85         700,000     P1       A1
    700,000   Royal Oak, MI HFA RB, (William Beaumont Hospital)                  01/01/03   3.80         700,000   VMIG-1    A1+
  1,100,000   Royal Oak, MI HFA RB, (William Beaumont Hospital)                  01/01/27   3.80       1,100,000   VMIG-1    A1+
    300,000   Township of Cornell, MI EDC (Mead Escanaba)
              LOC Bank of America                                                11/01/16   3.65         300,000             A1+
    500,000   University of Michigan University Medical Services                 12/01/21   3.80         500,000   VMIG-1    A1+
-----------                                                                                         ------------
 13,615,000   Total Other Variable Rate Demand Instruments                                            13,615,000
-----------                                                                                         ------------
Put Bonds (d) (10.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Michigan Strategic Fund
              (Donnelly Corporation Project) - Series 1988 (c)
              LOC Dresdner Bank A.G.                                             04/01/00   3.85%   $  1,500,000     P1      A1+
  1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 1983A                               03/01/00   2.90       1,000,000    Aa1      AAA
-----------                                                                                         ------------
  2,500,000   Total Put Bonds                                                                          2,500,000
-----------                                                                                         ------------
Revenue Bonds (2.53%)
------------------------------------------------------------------------------------------------------------------------------------
$   600,000   Michigan State HFA (Oakwood Hospital Obligation Group)
              Collateralized by U.S. Government Obligations                      07/01/00   3.61%   $    618,516    Aaa      AAA
-----------                                                                                         ------------
    600,000   Total Revenue Bonds                                                                        618,516
-----------                                                                                         ------------
Tax Exempt Commercial Paper (11.44%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Delta County, MI EDC (Mead Escanaba Paper) - Series B
              LOC Union Bank of Switzerland                                      04/06/00   3.55%   $    900,000     P1
  1,000,000   Delta County, MI EDC (Mead Escanaba Paper) - Series A
              LOC Morgan Guaranty Trust Company                                  04/13/00   3.55       1,000,000     P1
    900,000   Puerto Rico Government Development Bank                            04/13/00   3.25         900,000             A1+
-----------                                                                                         ------------
  2,800,000   Total Tax Exempt Commercial Paper                                                        2,800,000
-----------                                                                                         ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity             Value                 Standard
   Amount                                                                         Date     Yield    (Note 1)       Moody's  & Poor's
   ------                                                                         ----     -----     ------        -------   -------
Variable Rate Demand Instruments - Private Placements (b) (10.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Kalamazoo County, MI Limited Obligation RB
              (WBC Properties Limited Partnership Project) - Series 1985
              LOC Old Kent Bank & Trust Co.                                      09/01/15   3.95%   $ 2,500,000      P1       A1
-----------                                                                                         -----------
  2,500,000   Total Variable Rate Demand Instruments - Private Placements                             2,500,000
-----------                                                                                         -----------
              Total Investments (99.15%) (Cost $24,266,964+)                                        $24,266,964
              Cash and Other Assets, Net of Liabilities (0.85%)                                         207,153
                                                                                                    -----------
              Net Assets (100.00%), 24,494,309 shares outstanding - Class A (Note 3)                $24,474,117
                                                                                                    ===========
              Net Asset Value, offering and redemption price per share:                             $      1.00
                                                                                                    ===========
              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)      The maturity date indicated is the next put date.

KEY:
     EDC      =   Export Development Corporation                  IDRB    =   Industrial Development Revenue Bond
     FSA      =   Financial Security Assurance                    LOC     =   Letter of Credit
     HDA      =   Health Development Authority                    PCFA    =   Pollution Control Finance Authority
     HEFA     =   Health and Education Facilities Authority       RB      =   Revenue Bond
     HFA      =   Hospital Finance Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 29, 2000
================================================================================

INVESTMENT INCOME
Income:
  Interest......................................................................    $             692,692
                                                                                    ---------------------
Expenses: (Note 2)
  Investment management fee.....................................................                   61,712
  Administration fee............................................................                   43,199
  Shareholder servicing fee (Class A)...........................................                   41,142
  Custodian expenses............................................................                    3,286
  Shareholder servicing and related shareholder expenses........................                   17,650
  Legal, compliance and filing fees.............................................                   19,196
  Audit and accounting..........................................................                   45,825
  Directors' fees...............................................................                    6,362
  Other.........................................................................                    2,455
                                                                                    ---------------------
    Total expenses..............................................................                  240,827
       Less: Fees waived........................................................    (              74,055)
             Expense paid indirectly (Note 2)...................................    (                 217)
                                                                                    ---------------------
       Net expenses.............................................................                  166,555
                                                                                    ---------------------
Net investment income...........................................................                  526,137

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                 -0-
                                                                                    ---------------------
Increase in net assets from operations..........................................    $             526,137
                                                                                    =====================




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999
================================================================================




                                                                          2000                     1999
                                                                     --------------          ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $      526,137          $      736,172
    Net realized gain (loss) on investments.......................            --             (        1,444)
                                                                     --------------          ---------------
    Increase in net assets from operations........................          526,137                 734,728
Dividends to shareholders from net investment income
    Class A.......................................................  (       526,137)*        (      736,172)*
Capital share transactions (Note 3)
    Class A.......................................................        4,304,963          (   31,422,449)
                                                                     --------------          ---------------
        Total increase (decrease).................................        4,304,963          (   31,423,893)
Net assets:
    Beginning of year.............................................       20,169,154              51,593,047
                                                                     --------------          --------------
    End of year...................................................   $   24,474,117          $   20,169,154
                                                                     ==============          ==============

    *  Designated as exempt-interest dividends for federal income tax purposes.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------


MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies.

Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended February 29, 2000, the Manager voluntarily waived investment management fees and administration fees of $30,856 and $43,199, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $6,175 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $217.

3.   Capital  Stock.

At February 29, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $24,477,174. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Year Ended                           Year Ended
Class A                                         February 29, 2000                    February 28, 1999
                                                -----------------                    -----------------
Sold......................................           51,158,068                          41,985,901
Issued on reinvestment of dividends.......              482,812                             739,801
Redeemed..................................      (    47,335,917)                     (   74,148,151)
                                                ----------------                     ---------------
Net increase (decrease)...................            4,304,963                      (   31,422,449)
                                                ================                     ===============

There were no Class B shares  outstanding  as of February  29, 2000 and  February 28, 1999.

4. Sales of Securities.

Accumulated undistributed realized losses at February 29, 2000 amounted to $3,057. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 28, 2001 and February 28, 2007.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights.

                                                                                Year Ended                        Year Ended
Class A                                           Year                         February 28,                      February 29,
-------                                          Ended              ------------------------------------         ------------
                                           February 29, 2000          1999          1998          1997               1996
                                           -----------------        --------      --------      --------           --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........    $  1.00             $  1.00       $  1.00       $  1.00            $  1.00
                                                --------            --------      --------      --------           --------
Income from investment operations:
   Net investment income....................       0.026               0.027         0.030         0.028              0.032
Less distributions:
   Dividends from net investment income         (  0.026)           (  0.027)     (  0.030)     (  0.028)          (  0.032)
                                                 -------             -------       -------       -------            -------
Net asset value, end of year................    $  1.00             $  1.00       $  1.00       $  1.00            $  1.00
                                                ========            ========      ========      ========           ========

Total Return................................       2.58%               2.72%         3.00%         2.82%              3.23%
Ratios/Supplemental Data
Net assets, end of year (000)...............    $  24,474           $  20,169     $  51,593     $  45,143          $  57,510
Ratios to average net assets:
   Expenses (net of fees waived)............       0.81%               0.81%         0.81%         0.82%              0.82%
   Net investment income....................       2.56%               2.72%         2.96%         2.79%              3.17%
   Management, administration and
     shareholder servicing fees waived .....       0.36%               0.39%         0.21%         0.08%              0.10%
   Expenses paid indirectly.................       0.00%               0.00%         0.00%         0.01%              0.02%


                                                                Year                     October 10, 1996
Class B                                                         Ended               (Commencement of Sales) to
-------                                                   February 28, 1998              February 28, 1997
                                                          -----------------              -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................      $  1.00                        $  1.00
                                                             ---------                      ---------
Income from investment operations:
   Net investment income...............................         0.018                          0.012
Less distributions:
   Dividends from net investment income................      (  0.018 )                     (  0.012 )
                                                              --------                       --------
Net asset value, end of period.........................      $  1.00                        $  1.00
                                                             =========                      =========
Total Return...........................................         3.19%*                         3.08%*
Ratios/Supplemental Data
Net assets, end of period (000)........................          -0-                              5
Ratios to average net assets:
   Expenses (net of fees waived).......................         0.62%*                         0.60%*
   Net investment income...............................         3.15%*                         3.04%*
   Management and administration fees waived...........         0.21%*                         0.08%*
   Expenses paid indirectly............................         0.00%                          0.01%*

   *   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


MICHIGAN DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================




To the Board of Directors and Shareholders of Michigan Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Michigan Daily Tax Free Income Fund, Inc. (the "Fund") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended February 28, 1999, including the financial highlights for each of the periods prior to February 29, 2000 were audited by other independent accountants whose report dated March 26, 1999 expressed an unqualified opinion on those financial statements.



PricewaterhouseCoopers LLP



New York, New York
March 17, 2000



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









MICHIGAN
DAILY
TAX FREE
INCOME
FUND, INC.

















                                  Annual Report
                                February 29, 2000






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




MICH2/00A


--------------------------------------------------------------------------------